Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments Tables
Carrying values and fair values of the Company's financial instruments

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2012		DECEMBER 31, 2011
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,764	$1,764	$1,278	$1,278
Other receivable	3	1,295	1,295	665	665
		$3,056	$3,056	$1,943	$1,943
Financial liabilities
Accounts payable	3	$196,658	$196,658	$195,195	$195,195
Loans payable	3	43,600	43,600	82,065	82,065
Derivative liability	3	-	-	1,115	1,115
Due to related parties	3	6,126	6,126	128,771	128,771
		$246,384	$246,384	$407,146	$407,146